UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Money Market Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2008

John Hancock Money Market Fund
Securities owned by the Fund on
December 31, 2008 (Unaudited)

	Interest	Maturity	Quality	Par value
Issuer	rate	date	rating (A)	(000)	Value

Commercial Paper 67.28%					$311,255,756
(Cost $311,255,756)

Asset Backed - Finance 4.93%					22,787,376
Ranger Funding Co. LLC (S)	0.100%	01/07/09	Tier 1	$1,500	1,499,975
Ranger Funding Co. LLC (S)	0.250	01/05/09	Tier 1	21,288	21,287,401

Asset Backed - Loan Receivables 1.51%					6,999,883
Jupiter Securitization Corp.	0.100	01/07/09	Tier 1	7,000	6,999,883

Banks - Foreign 21.69%					100,376,611
Abbey National N.A., LLC	0.180	01/28/09	Tier 1	9,000	8,998,785
Abbey National N.A., LLC	0.170	01/20/09	Tier 1	9,000	8,999,193
Abbey National N.A., LLC	0.900	01/02/09	Tier 1	5,000	4,999,875
BNP Paribas	0.650	01/12/09	Tier 1	15,000	14,997,021
BNP Paribas	0.500	01/16/09	Tier 1	5,700	5,698,813
BNP Paribas Canada	1.610	01/06/09	Tier 1	4,500	4,498,994
Royal Bank of Canada	0.790	01/06/09	Tier 1	8,000	7,999,122
Societe Generale New York	0.350	01/15/09	Tier 1	11,700	11,698,407
Societe Generale New York	1.650	01/05/09	Tier 1	12,500	12,497,708
Swiss Bank Corp. New York	0.580	02/27/09	Tier 1	10,000	9,990,817
Swiss Bank Corp. New York	0.695	01/12/09	Tier 1	10,000	9,997,876

Banks - U.S. 6.44%					29,791,650
Bank of America Corp.	0.300	01/21/09	Tier 1	2,500	2,499,583
Bank of America Corp.	0.300	01/29/09	Tier 1	3,796	3,795,114
State Street Corp.	0.450	01/14/09	Tier 1	8,500	8,498,619
State Street Corp.	0.500	01/09/09	Tier 1	15,000	14,998,334

Beverages 1.64%					7,599,106
Coca Cola Co.	0.350	01/27/09	Tier 1	2,000	1,999,494
Coca Cola Co.	0.100	01/23/09	Tier 1	4,000	3,999,756
Coca Cola Co.	0.250	01/14/09	Tier 1	1,600	1,599,856

Chemicals 5.40%					24,993,546
BASF SE	0.350	02/09/09	Tier 1	3,000	2,998,863
BASF SE	1.450	01/07/09	Tier 1	22,000	21,994,683

Diversified Financial Services 1.68%					7,753,755
General Electric Capital Corp.	0.500	01/02/09	Tier 1	4,854	4,853,932
General Electric Capital Corp.	0.200	01/12/09	Tier 1	2,900	2,899,823

Finance - Auto Loans 4.97%					22,980,425
American Honda Finance Corp.	1.350	01/26/09	Tier 1	10,000	9,990,625
American Honda Finance Corp.	1.500	01/23/09	Tier 1	10,000	9,990,833
American Honda Finance Corp.	2.480	01/06/09	Tier 1	3,000	2,998,967

Finance - Consumer Loans 1.51%					6,997,433
John Deere Capital Corp.	1.100	01/13/09	Tier 1	7,000	6,997,433

Food 4.32%					19,988,444
Nestle SA (S)	0.650	02/02/09	Tier 1	20,000	19,988,444

Health Care Supplies 4.11%					18,996,081
Procter & Gamble Co.	1.100	01/07/09	Tier 1	10,000	9,998,167
Procter & Gamble Co.	0.350	02/04/09	Tier 1	5,000	4,998,347
Procter & Gamble Co.	0.300	01/14/09	Tier 1	4,000	3,999,567

John Hancock Money Market Fund
Securities owned by the Fund on
December 31, 2008 (Unaudited)

	Interest	Maturity	Quality	Par value
Issuer	rate	date	rating (A)	(000)	Value
Investment Banking & Brokerage 1.73%					$7,998,125
JPMorgan Chase & Co.	1.250%	01/05/09	Tier 1	$3,000	2,999,583
JPMorgan Chase & Co.	1.500	01/08/09	Tier 1	5,000	4,998,542

Machinery - Construction & Mining 2.70%					12,498,647
Caterpillar, Inc.	0.200	01/07/09	Tier 1	3,000	2,999,900
Caterpillar, Inc.	0.250	01/20/09	Tier 1	9,500	9,498,747

Telecommunications 4.65%					21,494,674
AT&T, Inc.	0.850	01/20/09	Tier 1	11,500	11,494,841
AT&T, Inc.	0.150	01/05/09	Tier 1	10,000	9,999,833

Corporate Interest-Bearing Obligations 17.98%					$83,187,905
(Cost $83,187,905)

Asset Backed - Auto Loan 0.34%					1,569,062
Honda Auto Receivables Owner Trust	2.917	02/18/09	Tier 1	748	747,979
Hyundai Auto Receivables Trust	2.849	07/15/09	Tier 1	821	821,083

Banks - U.S. 2.90%					13,433,916
Bank of America Corp.	5.875	02/15/09	Tier 1	2,183	2,189,686
Bank of America Corp. (P)	2.181	02/27/09	Tier 1	1,500	1,499,449
Fleet National Bank	5.750	01/15/09	Tier 1	1,645	1,646,608
U.S. Bancorp. (P)	0.501	04/28/09	Tier 1	6,100	6,096,672
U.S. Bank NA	3.400	03/02/09	Tier 1	2,000	2,001,501

Diversified Financial Services 3.76%					17,407,703
General Electric Capital Corp. (P)	4.248	01/05/09	Tier 1	5,000	5,000,021
IBM International Group Capital (P)	2.225	02/13/09	Tier 1	12,400	12,407,682

Finance - Auto Loans 1.73%					8,011,130
American Honda Finance Corp. (S)	4.500	05/26/09	Tier 1	2,000	2,011,130
Toyota Motor Credit Corp. (P)	0.591	06/19/09	Tier 1	6,000	6,000,000

Finance - Consumer Loans 3.01%					13,912,875
John Deere Capital Corp.	4.875	03/16/09	Tier 1	13,860	13,912,875

Health Care Supplies 1.01%					4,650,207
Procter & Gamble Co. (P)	2.309	02/19/09	Tier 1	1,650	1,650,000
Procter & Gamble Co. (P)(S)	4.218	07/06/09	Tier 1	3,000	3,000,207

Investment Banking & Brokerage 1.59%					7,360,322
Goldman Sachs Group, Inc.	3.875	01/15/09	Tier 1	3,315	3,315,422
Goldman Sachs Group, Inc.	6.650	05/15/09	Tier 1	4,000	4,044,900

Machinery - Construction & Mining 2.33%					10,798,317
Caterpillar Financial Services Corp.	4.350	03/04/09	Tier 1	3,675	3,683,816
Caterpillar Financial Services Corp.	3.450	01/15/09	Tier 1	1,865	1,865,165
Caterpillar Financial Services Corp. (P)	2.296	05/18/09	Tier 1	1,550	1,549,461
Caterpillar Financial Services Corp. (P)	2.259	03/10/09	Tier 1	3,700	3,699,875

Pharmaceuticals 1.31%					6,044,373
Pfizer, Inc.	5.625	04/15/09	Tier 1	6,000	6,044,373

John Hancock Money Market Fund
Securities owned by the Fund on
December 31, 2008 (Unaudited)

	Interest	Maturity	Quality	Par value
Issuer	rate	date	rating (A)	(000)	Value
Certificates Of Deposit 4.97%					$23,000,856
(Cost $23,000,856)

Banks - Foreign 1.73%					8,000,009
Toronto Dominion Bank of New York	0.591%	01/05/09	Tier 1	$8,000	8,000,009

Banks - U.S. 3.24%					15,000,847
JPMorgan Chase & Co.	1.000	01/05/09	Tier 1	5,000	5,000,000
JPMorgan Chase & Co.	3.250	01/02/09	Tier 1	10,000	10,000,847

U.S. government obligations 5.70%					$26,384,026
(Cost $26,384,026)

U.S. Government Agency 5.70%					26,384,026
Federal Home Loan Bank	2.625	04/30/09	Tier 1	6,065	6,065,000
Federal Home Loan Bank	2.375	04/07/09	Tier 1	4,180	4,180,000
Federal Home Loan Bank (P)	0.300	03/18/09	Tier 1	2,000	1,999,026
Federal Home Loan Mortgage Corp.	2.400	04/07/09	Tier 1	3,640	3,640,000
Federal Home Loan Mortgage Corp.	2.400	04/02/09	Tier 1	10,500	10,500,000

Total investments (Cost $443,828,543)† 95.93%					$443,828,543

Other assets and liabilities, net 4.07%					$18,841,696

Total net assets 100.00%					$462,670,239

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(A) Quality ratings are unaudited and indicate the categories of eligible securities, as defined by Rule 2a-7 or the Investment Company Act of 1940, owned by the Fund.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $47,787,157 or 10.33% of the net assets of the Fund as of December 31, 2008.

† At December 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $443,828,543.

Notes to portfolio of investments

Security valuation
Securities in the Fund’s portfolio are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act, as amended, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest-bearing notes is accrued daily and included in interest receivable.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2008:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 – Quoted Prices	$-	$-
Level 2 – Other Significant Observable Inputs	$443,828,543	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$443,828,543	$-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Risks and uncertainties
Concentration risk
The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Fixed income risk
Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

For more information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
†Non-Independent Trustee
*Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Money Market Fund.

440Q3 12/08
2/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: February 26, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: February 26, 2009